INCOME TAXES - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 75,062	$ 96,945
Deferred income tax liabilities	591,713	461,689
Net deferred income tax liabilities	516,651	364,744
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities, beginning of year	364,744	195,627
Charge to the statement of comprehensive income	148,697	178,319
Charge (credit) to equity	1,945	(9,173)
Other	1,265	(29)
Net deferred income tax liabilities, end of year	516,651	364,744
Later than one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	75,062	96,945
Deferred income tax liabilities	591,713	461,689
Not later than one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	0	0
Deferred income tax liabilities	$ 0	$ 0